Subsequent Events (Integrated Medicine and Chiropractic Regeneration Center PSC)	12 Months Ended
Dec. 31, 2017
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Subsequent Events

Note 13 – Subsequent Events

In March 2018, IMAC Holdings, LLC, an entity related by common ownership, committed to enter into an exclusive Management Services Agreement (“MSA”) to provide comprehensive management and related administrative services.